Salient Funds

Supplement Dated July 26, 2013 ("Supplement")

to the Salient Alternative Beta Fund Prospectus Dated April 30, 2013 (the "Prospectus") and Summary Prospectus Dated April 30, 2013 (the "Summary Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus. You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling 1-866-667-9228, or by writing to Salient MF Trust, PO. Box 182607, Columbus, Ohio 43218-2607. Please review this important information carefully.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 17 of the Prospectus and page 2 of the Summary Prospectus is supplemented by replacing the third paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 41 of the Prospectus is supplemented by replacing the fifth paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE